TAXES PAYABLE (Tables)	12 Months Ended
Oct. 31, 2021
TAXES PAYABLE
Summary of VAT and other taxes payable

At October 31, 2021 and 2020, taxes payable consisted of the following:

	October 31, 2021	October 31, 2020
Income taxes payable	$493,196	$459,714
VAT payable	—	86,715
Other	—	2,201
	$493,196	$548,630